Convertible Senior Notes	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES

8. CONVERTIBLE SENIOR NOTES

2025 Convertible Senior Notes

On March 29, 2019, the Company issued US$1,200 million convertible senior notes (the “2025 Notes”). The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019. The 2025 Notes will mature on April 1, 2025 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2025 Notes is 33.0003 of the Company’s ADS per US$1,000 principal amount of the 2025 Notes (which is equivalent to an initial conversion price of approximately US$30.30 per ADS). Prior to October 1, 2024, the 2025 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2025 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or a portion of the 2025 Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

In connection with the issuance of the 2025 Notes, the Company purchased capped call options (the “2025 Capped Call”) on the Company’s ADS with certain counterparties at a price of US$84.5 million. The counterparties agreed to sell to the Company up to approximately 39.6 million of the Company’s ADSs upon the Company’s exercise of the 2025 Capped Call. The exercise price is equal to the 2025 Notes’ initial conversion price and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the 2025 Notes and/or offset any potential cash payments that the Company is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

2026 Convertible Senior Notes

On December 21, 2020, the Company issued US$800 million convertible senior notes and offered an additional US$100 million principal amount simultaneously, pursuant to the underwriters’ option to purchase additional notes. On January 8, 2021, the additional US$100 million principal amount was issued pursuant to the underwriters’ exercise of their option. The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “2026 Notes”) are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021. The 2026 Notes will mature on December 15, 2026 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2026 Notes is 44.8179 of the Company’s ADS per US$1,000 principal amount of the 2026 Notes (which is equivalent to an initial conversion price of approximately US$22.31 per ADS). Prior to June 15, 2026, the 2026 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2026 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or a portion of the 2026 Notes for cash on August 1, 2024, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

PAG Convertible Senior Notes

On December 30, 2022, the Company issued US$500 million convertible senior notes, pursuant to the definitive agreements entered into with PAGAC IV-1 (Cayman) Limited, PAG Pegasus Fund LP and/or their affiliates (collectively, the "Investors") in August 2022. The Company also offered an additional US$50 million principal amount simultaneously, pursuant to the Investors' option to purchase additional notes. On February 24, 2023, the additional US$50 million principal amount was issued pursuant to the Investors' exercise of their option. The convertible senior notes issued on December 30, 2022 and February 24, 2023 (collectively referred to as the “PAG Notes”) are senior, secured obligations of the Company by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023. The PAG Notes will mature on the fifth anniversary of the issuance date unless redeemed, repurchased or converted prior to such date.

The PAG Notes will be convertible at the holder's option at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date and subject to the terms of the PAG Notes, at an initial conversion rate of 216.9668 ADS per US$ 1,000 principal amount of the PAG Notes (which is equivalent to an initial conversion price of approximately US$4.61 per ADS). Following a make-whole fundamental change that occurs prior to the maturity date, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such make-whole fundamental change.

Holders of the PAG Notes have the right to require the Company to repurchase for cash all or part of their Notes, at a repurchase price equal to 120% and 130% of the principal amount of the PAG Notes on or shortly after the third anniversary of the issuance date and the fifth anniversary of the issuance date, respectively. Upon the closing of the transaction, the Investors have appointed the executive chairman of PAG, as a member to the board of directors, a member of the compensation committee and a non-voting member of the audit committee of the Company pursuant to their rights in the definitive agreements. As a result, the Investors are considered related parties since then (Note 13). For the nine months ended September 30, 2023 and 2024, the amount of interest cost recognized of the PAG Notes was RMB348,946 and RMB374,800 (US$53,409), respectively. The repayments of PAG Notes are guaranteed by equity interests of certain subsidiaries within the Group and collateralized by partial cash consideration related to certain contracts for which RMB544,404 (US$77,577) cash consideration has been charged as of September 30, 2024 and recorded as long-term restricted cash.

2028 Convertible Senior Notes

On March 7, 2023, the Company issued US$600 million convertible senior notes (the “2028 Notes”). The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum on March 15, June 15 September 15 and December 15 of each year, beginning on June 15, 2023. The 2028 Notes will mature on March 15, 2028 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the 2028 Notes is 101.4636 of the Company’s ADS per US$1,000 principal amount of the 2028 Notes (which is equivalent to an initial conversion price of approximately US$9.86 per ADS). Prior to September 15, 2027, the 2028 Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2023 (and only during such calendar quarter), if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption or an optional redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the 2028 Notes will be convertible at the option of the holders at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or a portion of the 2028 Notes for cash on March 16, 2026, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. On or after March 20, 2026, the Company may redeem for cash all or part of the 2028 Notes, at its option, if the last reported sale price of the ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on, and including, the trading day immediately prior to the date the Company provides the optional redemption notice and (ii) the trading day immediately preceding the date the Company provides the optional redemption notice.

If any event of default are to take place, the trustee or the holders of at least 25% in aggregate principal amount may declare the whole principal of (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the event of default), and accrued and unpaid interest on, all the outstanding convertible senior notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. If any fundamental change are to take place, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount (or, in the case of the PAG Notes, 120% or 130% of the principal amount for such notes, as the case may be, depending on the date of occurrence of the fundamental change), and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of September 30, 2024, there was no such event of default or fundamental change.

Accounting for Convertible Senior Notes

As the 2025 Notes, the 2026 Notes, the 2028 Notes and the PAG Notes (collectively as the “Notes”) were not issued at a substantial premium, all of the proceeds received from the issuance of the Notes are recorded as a liability on the condensed consolidated balance sheet in accordance with ASC 470-20. That is, no portion of the proceeds from issuing the Notes are attributed to the conversion option at inception. The difference between the principal amount of each of the Notes and net proceeds from the issuance is considered debt discount and is amortized at their respective effective interest rates to accrete the carrying value of the Notes to its face value (120% or 130% of the principal amount for PAG Notes) on the respective put dates or maturity dates of the Notes. For the nine months ended September 30, 2024, the effective interest rates of the PAG Notes and the 2028 Notes were 10.20% and 7.15%, respectively.

The cost of the 2025 Capped Call of US$84.5 million was recorded as a reduction of the Company’s additional paid-in capital on the condensed consolidated balance sheets with no subsequent changes in fair value recorded.

In 2023, the net proceeds from the issuance of the 2028 Notes was US$589.5 million, after deducting underwriting discounts and offering expenses of US$10.5 million from the initial proceeds of US$600 million.

In accordance with the facility agreements entered into in August 2024 (Note 13), upon PAG's total drawdown of US$400.0 million in August 2024, PAG's repurchase right for the US$522.5 million principal of the PAG Notes on or shortly after the third anniversary of the issuance date was waived. It was accounted for as a debt modification pursuant to ASC 470-50, Debt—Modifications and Extinguishment (“ASC 470-50”), resulting in the effective interest rates of the PAG Notes held by PAG decreased from 12.05% to 10.20%.

In 2023 and 2024, the Company repurchased the 2025 Notes and the 2026 Notes with aggregate principal amount of US$1,197.6 million and US$395.5 million (equivalent to RMB2,775.1 million), respectively, as requested by the holders. During 2023 and the nine months ended September 30, 2024, the Company repurchased the 2026 Notes and the 2028 Notes with the aggregate principal amount of US$504.4 million and US$34.4 million (equivalent to RMB241.7 million), respectively, upon separate and individually privately negotiated agreements with certain holders. Following settlement of the repurchase, a difference between the net carrying amount of the repurchased notes and the repurchased price was recognized as extinguishment gain and reported in "Others, net" in the unaudited interim condensed consolidated statements of comprehensive income.

The carrying amount of the Notes as of December 31, 2023 and September 30, 2024 were as follows:

	As of December 31,	As of September 30,
	2023	2024	2024
	RMB	RMB	US$
Principal	10,801,658	7,846,874	1,118,171
Less: unamortized discount and debt issuance costs	(144,778)	(356,805)	(50,844)
Net carrying amount	10,946,436	8,203,679	1,169,015

For the nine months ended September 30, 2023 and 2024, the amounts of interest cost recognized were as follows:

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Contractual interest expense	489,086	445,608	63,499
Amortization of the discount and issuance costs	214,934	218,576	31,147
Total	704,020	664,184	94,646

As of September 30, 2024, the PAG Notes will be accreted up to the principal amount of US$679.3 million (130% of the principal amount of PAG Notes held by PAG) and US$33.0 million (120% of the remaining principal amount of PAG Notes) over a remaining period of 3.25 years and 1.25 years, respectively, and the 2028 Notes will be accreted up to the principal amount of US$565.6 million over a remaining period of 1.46 years. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the condensed consolidated balance sheets.

The aggregate amounts upon scheduled maturities of US$2.4 million, US$0.1 million and US$1,280.6 million (equivalent to RMB16.7 million, RMB1.1 million and RMB8,986.5 million, respectively) of the Notes will be repaid when they become due in 2025, 2026 and 2028, respectively, assuming there is no conversion of the Notes, no redemption of the Notes prior to their maturities, the convertible senior notes holders hold the Notes until their maturities and the Company elects to fully settle the Notes in cash.